PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 9,936,324	$ 9,744,813
Less: accumulated depreciation	(4,290,600)	(3,845,215)
Property, plant and equipment before construction in progress	5,645,724	5,899,598
Construction in progress (“CIP”)	0	8,387
Property, plant and equipment, net	5,645,724	5,907,985
Buildings
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,306,286	5,293,106
Machinery
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,987,090	3,852,205
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	486,588	468,880
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 156,360	$ 130,622